As filed with the Securities and Exchange Commission on June 27, 2016

1933 Act Registration No. 033-16905

1940 Act Registration No. 811-05309

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 188	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 188	☑

Nuveen Investment Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

333 West Wacker Drive

Chicago, IL 60606

(Address of Principal Executive Offices) (Zip Code)

(312) 917-7700

(Registrant’s Telephone Number, Including Area Code):

Kevin J. McCarthy Vice President and Secretary 333 West Wacker Drive Chicago, Illinois 60606 (Name and Address of Agent for Service)	Copies to: Eric F. Fess Chapman and Cutler LLP 111 West Monroe Street Chicago, Illinois 60603

Approximate Date of Proposed Public Offering: As soon as practicable after effectiveness.

Title of Securities Being Registered: Common Stock.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)

☒	on June 30, 2016 pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 188

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 186, as it relates to Nuveen Global Infrastructure Fund, Nuveen Real Asset Income Fund, Nuveen Small Cap Growth Opportunities Fund and Nuveen Small Cap Value Fund, each a series of the Registrant (the “Funds”), until June 30, 2016. Parts A and B of the Registrant’s Post-Effective Amendment No. 186 under the Securities Act of 1933 as it relates to the Funds, filed on April 29, 2016, are incorporated by reference herein.

Part C—Other Information

Signatures

Exhibit Index

Exhibits

PART C—OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Amended and Restated Articles of Incorporation. (1)

(a)(2)	Articles Supplementary designating new series and new share classes. (2)

(a)(3)	Articles Supplementary designating new series and new share classes. (3)

(a)(4)	Articles Supplementary designating new series. (4)

(a)(5)	Articles Supplementary designating new series. (5)

(a)(6)	Articles Supplementary designating new series. (6)

(a)(7)	Articles Supplementary decreasing authorizations of specified classes and series and decreasing total authorized shares. (7)

(a)(8)	Articles Supplementary designating new series. (8)

(a)(9)	Articles Supplementary designating new series. (11)

(a)(10)	Articles Supplementary designating new series. (12)

(a)(11)	Articles Supplementary designating new series. (13)

(a)(12)	Articles Supplementary designating new share classes. (14)

(a)(13)	Articles of Amendment, dated January 9, 2009. (15)

(a)(14)	Articles of Amendment, dated May 29, 2009. (16)

(a)(15)	Articles Supplementary designating new series and new share classes, filed June 23, 2009. (16)

(a)(16)	Articles Supplementary designating new series and new share class, filed September 17, 2009. (17)

(a)(17)	Articles of Amendment, filed January 22, 2010. (18)

(a)(18)	Articles Supplementary providing for name changes and names of new classes and series, filed October 26, 2010. (20)

(a)(19)	Articles of Amendment providing name change, dated March 23, 2011. (23)

(a)(20)	Articles Supplementary providing names of new class and series, filed July 2011. (24)

(a)(21)	Articles of Amendment regarding reorganization of Nuveen Large Cap Value Fund into Nuveen Dividend Value Fund, dated October 5, 2012. (26)

(a)(22)	Articles Supplementary providing names of new share class, dated November 14, 2012. (27)

(a)(23)	Articles Supplementary providing names of new share class, dated December 11, 2013. (32)

(a)(24)	Articles of Amendment regarding reorganization of Nuveen Mid Cap Select Fund into Nuveen Symphony Mid-Cap Core Fund, dated September 25, 2013. (33)

(a)(25)	Articles of Amendment regarding reorganization of Nuveen International Fund into Nuveen International Select Fund, dated October 18, 2013. (33)

(a)(26)	Articles of Amendment regarding reorganization of Nuveen Quantitative Enhanced Core Equity Fund into Nuveen Symphony Low Volatility Equity Fund, dated October 18, 2013. (33)

(a)(27)	Articles of Amendment regarding reorganization of Nuveen International Select Fund into Nuveen International Growth Fund, dated September 16, 2014. (36)

(a)(28)	Articles Supplementary designating new share classes, dated November 18, 2014. (38)

(a)(29)	Articles Supplementary designating new share classes, dated April 14, 2016. (42)

(b)	Bylaws, as amended. (42)

(c)	Not applicable.

(d)(1)	Management Agreement between Registrant and Nuveen Fund Advisors, LLC, dated October 1, 2014. (37)

(d)(2)	Amended Schedules A and B of Management Agreement between Registrant and Nuveen Fund Advisors, LLC, dated December 22, 2014. (39)

(d)(3)	Renewal of Investment Management Agreement between Registrant and Nuveen Fund Advisors, LLC, dated July 28, 2015. (39)

(d)(4)	Investment Sub-Advisory Agreement by and between Nuveen Fund Advisors, LLC and Nuveen Asset Management, LLC, dated October 1, 2014. (37)

(d)(5)	Amended Schedule A of Investment Sub-Advisory Agreement by and between Nuveen Fund Advisors, LLC and Nuveen Asset Management, LLC, dated December 22, 2014. (39)

(d)(6)	Notice of Continuance of Investment Sub-Advisory Agreement between Nuveen Fund Advisors, LLC and Nuveen Asset Management, LLC, dated July 28, 2015. (39)

(e)(1)	Distribution Agreement between Registrant and Nuveen Securities, LLC (f/k/a Nuveen Investments, LLC), dated January 1, 2011. (22)

(e)(2)	Renewal of Distribution Agreement between Registrant and Nuveen Securities, LLC (f/k/a Nuveen Investments, LLC), dated August 4, 2015. (39)

(f)	Not applicable.

(g)(1)	Custody Agreement between Registrant and U.S. Bank National Association, dated July 1, 2006. (10)

(g)(2)	Amendment to Custody Agreement between Registrant and U.S. Bank National Association, dated July 1, 2007. (12)

(g)(3)	Amendment to Custody Agreement between Registrant and U.S. Bank National Association, dated June 7, 2013. (30)

(g)(4)	Exhibit C effective September 16, 2009, to Custody Agreement, dated July 1, 2006. (17)

(g)(5)	Exhibit D effective December 5, 2007, to Custody Agreement, dated July 1, 2006. (13)

(g)(6)	Custodian Agreement between Registrant and State Street Bank and Trust Company, dated July 1, 2005. (9)

(g)(7)	Letter Amendment to the Custodian Agreement between Registrant and State Street Bank and Trust Company with respect to Global Infrastructure Fund, dated December 6, 2007. (14)

(g)(8)	Amendment to Custodian Agreement between Registrant and State Street Bank and Trust Company with respect to compensation, dated June 19, 2008. (16)

(g)(9)	Letter Amendment to the Custodian Agreement between Registrant and State Street Bank and Trust Company with respect to Nuveen Real Asset Income Fund, dated September 12, 2011. (28)

(h)(1)	Transfer Agency and Service Agreement between the Nuveen Mutual Funds and Boston Financial Data Services, Inc., dated May 11, 2012. (25)

(h)(2)	Amendment and Schedule A to Transfer Agency and Service Agreement, effective as of September 28, 2015. (40)

(h)(3)	Amended and Restated Securities Lending Agreement between Registrant and U.S. Bank National Association, dated February 17, 2010. (19)

(h)(4)	Amendment to Amended and Restated Securities Lending Agreement between Registrant and U.S. Bank National Association, dated December 30, 2010. (21)

(h)(5)	Amendment to Amended and Restated Securities Lending Agreement between Registrant and U.S. Bank National Association, dated January 1, 2012. (25)

(h)(6)	Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC, dated January 1, 2011. (22)

(h)(7)	Amendment to Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC, dated April 22, 2013. (29)

(i)	Opinion and Consent of Dorsey & Whitney LLP. (43)

(j)	Not applicable.

(k)	Not applicable.

(l)	Not applicable.

(m)	Amended and Restated Distribution and Service Plan, as amended November 18, 2013. (32)

(n)	Multiple Class Plan Adopted Pursuant to Rule 18f-3, as amended November 14, 2012. (29)

(o)	Reserved.

(p)(1)	Code of Ethics, as amended April 1, 2014. (34)

(p)(2)	Code of Ethics for the Independent Trustees of the Nuveen Funds, effective January 1, 2013. (27)

(q)(1)	Original Power of Attorney of Mr. Nelson, dated September 1, 2013. (30)

(q)(2)	Original Powers of Attorney of Messrs. Evans, Hunter, Kundert, Schneider and Toth and Mss. Stockdale and Stone, dated October 13, 2013. (31)

(q)(3)	Original Powers of Attorney of Mr. Adams, dated August 15, 2014. (35)

(q)(4)	Original Powers of Attorney of Ms. Wolff, dated February 15, 2016. (41)

(1)	Incorporated by reference to the post-effective amendment no. 21 filed on May 15, 1995 on Form N-1A for Registrant.
(2)	Incorporated by reference to the post-effective amendment no. 36 filed on April 15, 1998 on Form N-1A for Registrant.
(3)	Incorporated by reference to the post-effective amendment no. 53 filed on June 27, 2001 on Form N-1A for Registrant.
(4)	Incorporated by reference to the post-effective amendment no. 61 filed on April 30, 2002 on Form N-1A for Registrant.
(5)	Incorporated by reference to the post-effective amendment no. 64 filed on October 24, 2002 on Form N-1A for Registrant.
(6)	Incorporated by reference to the post-effective amendment no. 66 filed on January 28, 2003 on Form N-1A for Registrant.
(7)	Incorporated by reference to the post-effective amendment no. 70 filed on June 30, 2004 on Form N-1A for Registrant.
(8)	Incorporated by reference to the post-effective amendment no. 72 filed on September 24, 2004 on Form N-1A for Registrant.
(9)	Incorporated by reference to the post-effective amendment no. 77 filed on August 3, 2005 on Form N-1A for Registrant.
(10)	Incorporated by reference to the post-effective amendment no. 80 filed on August 31, 2006 on Form N-1A for Registrant
(11)	Incorporated by reference to the post-effective amendment no. 84 filed on December 20, 2006 on Form N-1A for Registrant.
(12)	Incorporated by reference to the post-effective amendment no. 87 filed on July 31, 2007 on Form N-1A for Registrant.
(13)	Incorporated by reference to the post-effective amendment no. 90 filed on December 17, 2007 on Form N-1A for Registrant.
(14)	Incorporated by reference to the post-effective amendment no. 93 filed on October 28, 2008 on Form N-1A for Registrant.
(15)	Incorporated by reference to the post-effective amendment no. 95 filed on February 27, 2009 on Form N-1A for Registrant.
(16)	Incorporated by reference to the post-effective amendment no. 97 filed on August 28, 2009 on Form N-1A for Registrant.
(17)	Incorporated by reference to the post-effective amendment no. 98 filed on September 29, 2009 on Form N-1A for Registrant.
(18)	Incorporated by reference to the post-effective amendment no. 102 filed on February 26, 2010 on Form N-1A for Registrant.

(19)	Incorporated by reference to the post-effective amendment no. 103 filed on August 20, 2010 on Form N-1A for Registrant.
(20)	Incorporated by reference to the post-effective amendment no. 105 filed on October 29, 2010 on Form N-1A for Registrant.
(21)	Incorporated by reference to the post-effective amendment no. 107 filed on January 18, 2011 on Form N-1A for Registrant.
(22)	Incorporated by reference to the post-effective amendment no. 109 filed on February 28, 2011 on Form N-1A for Registrant.
(23)	Incorporated by reference to the post-effective amendment no. 113 filed on June 28, 2011 on Form N-1A for Registrant.
(24)	Incorporated by reference to the post-effective amendment no. 118 filed on August 26, 2011 on Form N-1A for Registrant.
(25)	Incorporated by reference to the post-effective amendment no. 129 filed on August 28, 2012 on Form N-1A for Registrant.
(26)	Incorporated by reference to the post-effective amendment no. 133 filed on October 29, 2012 on Form N-1A for Registrant.
(27)	Incorporated by reference to the post-effective amendment no. 137 filed on February 28, 2013 on Form N-1A for Registrant.
(28)	Incorporated by reference to the post-effective amendment no. 138 filed on February 28, 2013 on Form N-1A for Registrant.
(29)	Incorporated by reference to the post-effective amendment no. 142 filed on April 30, 2013 on Form N-1A for Registrant.
(30)	Incorporated by reference to the post-effective amendment no. 148 filed on September 27, 2013 on Form N-1A for Registrant.
(31)	Incorporated by reference to the post-effective amendment no. 150 field on October 28, 2013 on Form N-1A for Registrant.
(32)	Incorporated by reference to the post-effective amendment no. 152 field on December 12, 2013 on Form N-1A for Registrant.
(33)	Incorporated by reference to the post-effective amendment no. 153 field on February 10, 2014 on Form N-1A for Registrant.
(34)	Incorporated by reference to the post-effective amendment no. 157 filed on April 30, 2014 on Form N-1A for Registrant.
(35)	Incorporated by reference to the post-effective amendment no. 159 filed on August 28, 2014 on Form N-1A for Registrant.
(36)	Incorporated by reference to the post-effective amendment no. 161 filed on September 26, 2014 on Form N-1A for Registrant.
(37)	Incorporated by reference to the post-effective amendment no. 164 filed on October 28, 2014 on Form N-1A for Registrant.
(38)	Incorporated by reference to the post-effective amendment no. 167 filed on January 20, 2015 on Form N-1A for Registrant.
(39)	Incorporated by reference to the post-effective amendment no. 175 filed on August 28, 2015 on Form N-1A for Registrant.
(40)	Incorporated by reference to the post-effective amendment no. 179 filed on October 28, 2015 on Form N-1A for Registrant.
(41)	Incorporated by reference to the post-effective amendment no. 182 filed on February 22, 2016 on Form N-1A for Registrant.
(42)	Incorporated by reference to the post-effective amendment no. 185 filed on April 29, 2016 on Form N-1A for Registrant.
(43)	To be filed by amendment.

Item 29. Persons Controlled by or under Common Control with the Fund

Not applicable.

Item 30. Indemnification

The Registrant’s Articles of Incorporation and Bylaws provide that each present or former director, officer, agent and employee of the Registrant or any predecessor or constituent corporation, and each person who, at the request of the Registrant, serves or served another business enterprise in any such capacity, and the heirs and personal representatives of each of the foregoing shall be indemnified by the Registrant to the fullest extent permitted by law against all expenses, including without limitation amounts of judgments, fines, amounts paid in settlement, attorneys’ and accountants’ fees, and costs of litigation, which shall necessarily or reasonably be incurred by him or her in connection with any action, suit or proceeding to which he or she was, is or shall be a party, or with which he or she may be threatened, by reason of his or her being or having been a director, officer, agent or employee of the Registrant or such predecessor or constituent corporation or such business enterprise, whether or not he or she continues to be such at the time of incurring such expenses. Such indemnification may include without limitation the purchase of insurance and advancement of any expenses, and the Registrant shall be empowered to enter into agreements to limit the liability of directors and officers of the Registrant. No indemnification shall be made in violation of the General Corporation Law of the State of Maryland or the Investment Company Act of 1940 (the “1940 Act”). The Registrant’s Articles of Incorporation and Bylaws further provide that no director or officer of the Registrant shall be liable to the Registrant or its stockholders for money damages, except (i) to the extent that it is proved that such director or officer actually received an improper benefit or profit in money, property or services, for the amount of the benefit or profit in money, property or services actually received, or (ii) to the extent that a judgment or other final adjudication adverse to such director or officer is entered in a proceeding based on a finding in the proceeding that such director’s or officer’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The foregoing shall not be construed to protect or purport to protect any director or officer of the Registrant against any liability to the Registrant or its stockholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such office. The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2, 1980).

The trustees and officers of the Registrant are covered by the Mutual Fund Professional Liability policy in the aggregate amount of $70,000,000 against liability and expenses of claims of wrongful acts arising out of their position with the Registrant and other Nuveen funds, except for matters that involve willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of the Registrant or where he or she had reasonable cause to believe this conduct was unlawful). The policy has a $2,500,000 deductible for operational failures and $1,000,000 deductible for all other claims.

Insofar as the indemnification for liabilities arising under the Securities Act of 1933, as amended, (the “1933 Act”) may be permitted to the officers, directors or controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or director or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, director or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

(a) Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”) (formerly known as Nuveen Fund Advisors, Inc. and Nuveen Asset Management) manages the Registrant and serves as investment adviser or manager to other open-end and closed-end management investment companies. The principal business address for all of these investment companies and the persons named below is 333 West Wacker Drive, Chicago, Illinois 60606.

A description of any business, profession, vocation or employment of a substantial nature in which the directors and officers of Nuveen Fund Advisors who serve as officers or trustees of the Registrant have engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee appears under “Management” in the Statement of Additional Information. Such information for the remaining senior officers of Nuveen Fund Advisors appears below:

Name and Position with Nuveen Fund Advisors	Other Business, Profession, Vocation or Employment During Past Two Years
Robert D. Luse, Executive Vice President	Executive Vice President of Nuveen Asset Management, LLC and Nuveen Securities, LLC; Executive Vice President and Assistant Secretary of Nuveen Investments, Inc.; Vice President of Santa Barbara Asset Management, LLC, Symphony Asset Management LLC and Winslow Capital Management, LLC; Vice President and Assistant Secretary of Tradewinds Global Investors, LLC.

Joseph T. Castro, Managing Director and Chief Compliance Officer	Managing Director (since 2011), Head of Compliance (since 2013) of Nuveen Investments, Inc.

Stuart J. Cohen, Managing Director and Assistant Secretary

Managing Director and Assistant Secretary of Nuveen Asset Management, LLC, Nuveen Investments, Inc. and Nuveen Securities, LLC; Vice President and Assistant Secretary of NWQ Investment Management Company, LLC, Santa Barbara Asset Management, LLC, Symphony Asset Management LLC, Tradewinds Global Investors, LLC and Winslow Capital Management, LLC.

Name and Position with Nuveen Fund Advisors	Other Business, Profession, Vocation or Employment During Past Two Years
Sherri A. Hlavacek, Executive Vice President and Controller

Managing Director and Controller of Nuveen Commodities Asset Management, LLC; Executive Vice President (since 2015, formerly, Managing Director), Treasurer and Controller of Nuveen Asset Management, LLC; Executive Vice President, Principal Financial Officer (since 2015, formerly, Managing Director), Treasurer and Corporate Controller of Nuveen Investments, Inc.; Executive Vice President (since 2015, formerly, Managing Director), Treasurer and Corporate Controller of Nuveen Investments Advisers, LLC and Nuveen Investments Holdings, Inc.; Executive Vice President, formerly, Managing Director, Chief Financial Officer and Corporate Controller of Nuveen Securities, LLC; Vice President, Controller and Treasurer of NWQ Investment Management Company, LLC; Vice President and Controller of Santa Barbara Asset Management, LLC, Tradewinds Global Investors, LLC, Symphony Asset Management LLC and Winslow Capital Management, LLC; Certified Public Accountant.

Lucas A. Satre, Senior Vice President and Assistant Secretary

Senior Vice President, General Counsel and Secretary of Nuveen Securities, LLC; Senior Vice President and Assistant Secretary of Nuveen Asset Management, LLC and Nuveen Investments, Inc.; Vice President and Assistant Secretary of Nuveen Commodities Asset Management, LLC, NWQ Investment Management Company, LLC, Santa Barbara Asset Management, LLC, Symphony Asset Management LLC, Tradewinds Global Investors, LLC and Winslow Capital Management, LLC.

Diane M. Whelan, Executive Vice President	Executive Vice President of Nuveen Investments, Inc.

(b) Nuveen Asset Management, LLC (“Nuveen Asset Management”) acts as sub-investment adviser to Nuveen Global Infrastructure Fund, Nuveen Real Asset Income Fund, Nuveen Small Cap Growth Opportunities Fund and Nuveen Small Cap Value Fund and also serves as sub-investment adviser to other open-end and closed-end funds and investment adviser to separately managed accounts. The following is a list of the senior officers of Nuveen Asset Management. The principal business address of each person is 333 West Wacker Drive, Chicago, Illinois 60606.

A description of any business, profession, vocation or employment of a substantial nature in which the directors and officers of Nuveen Asset Management who serve as officers or trustees of the Registrant have engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee appears under “Management” in the Statement of Additional Information. Such information for the remaining senior officers of Nuveen Asset Management appears below:

Name	Position and Offices with Nuveen Asset Management	Other Business, Profession, Vocation or Employment During Past Two Years

William T. Huffman	President	CPA.

Robert D. Luse	Executive Vice President	Executive Vice President of Nuveen Fund Advisors, LLC and Nuveen Securities, LLC; Executive Vice President and Assistant Secretary of Nuveen Investments, Inc.; Vice President of Santa Barbara Asset Management, LLC, Symphony Asset Management LLC and Winslow Capital Management, LLC; Vice President and Assistant Secretary of Tradewinds Global Investors, LLC.

Charles R. Manzoni, Jr.	Managing Director, Chief Operating Officer and General Counsel	Managing Director of Nuveen Investments Holdings, Inc.

Lucas A. Satre	Senior Vice President and Assistant Secretary	Senior Vice President, General Counsel and Secretary of Nuveen Securities, LLC; Senior Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC and Nuveen Investments, Inc.; Vice President and Assistant Secretary of Nuveen Commodities Asset Management, LLC, NWQ Investment Management Company, LLC, Santa Barbara Asset Management, LLC, Symphony Asset Management LLC, Tradewinds Global Investors, LLC and Winslow Capital Management, LLC.

Mark Slevin	Senior Vice President	Senior Vice President and Director of Operations of Nuveen Investments Advisers, LLC.

Stuart J. Cohen	Managing Director and Assistant Secretary	Managing Director and Assistant Secretary of Nuveen Fund Advisors, LLC, Nuveen Investments, Inc. and Nuveen Securities, LLC; Vice President and Assistant Secretary of NWQ Investment Management Company, LLC, Santa Barbara Asset Management, LLC, Symphony Asset Management LLC, Tradewinds Global Investors, LLC and Winslow Capital Management, LLC.

Name	Position and Offices with Nuveen Asset Management	Other Business, Profession, Vocation or Employment During Past Two Years
Sherri A. Hlavacek	Executive Vice President, Treasurer and Controller	Executive Vice President (since 2015, formerly, Managing Director) and Controller of Nuveen Fund Advisors, LLC; Managing Director and Controller of Nuveen Commodities Asset Management, LLC; Executive Vice President, Principal Financial Officer (since 2015, formerly, Managing Director), Treasurer and Corporate Controller of Nuveen Investments, Inc.; Executive Vice President (since 2015, formerly, Managing Director), Treasurer and Corporate Controller of Nuveen Investments Advisers, LLC and Nuveen Investments Holdings, Inc.; Executive Vice President, formerly, Managing Director, Chief Financial Officer and Corporate Controller of Nuveen Securities, LLC; Vice President, Controller and Treasurer of NWQ Investment Management Company, LLC; Vice President and Controller of Santa Barbara Asset Management, LLC, Tradewinds Global Investors, LLC, Symphony Asset Management LLC and Winslow Capital Management, LLC; Certified Public Accountant.

Diane S. Meggs	Vice President and Chief Compliance Officer	Senior Vice President and Compliance Manager (since 2011) of Nuveen Fund Advisors, LLC; Chief Compliance Officer and Senior Vice President (since 2013) of Nuveen Investments Advisers, LLC.

Item 32. Principal Underwriters

(a) Nuveen Securities, LLC (“Nuveen”) acts as principal underwriter to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Managed Accounts Portfolios Trust, Nuveen Investment Trust, Nuveen Investment Trust II, Nuveen Investment Trust III, Nuveen Investment Trust V, Nuveen Strategy Funds, Inc. and the Registrant.

(b)

Name and Principal Business Address	Positions and Offices with Nuveen Securities	Positions and Offices with Registrant
William Adams IV 333 West Wacker Drive Chicago, IL 60606	Co-Chief Executive Officer	Director

Margo L. Cook 333 West Wacker Drive Chicago, IL 60606	Co-Chief Executive Officer	Director

Sherri A. Hlavacek 333 West Wacker Drive Chicago, IL 60606	Executive Vice President, Chief Financial Officer and Corporate Controller	None

Name and Principal Business Address	Positions and Offices with Nuveen Securities	Positions and Offices with Registrant
Carl M. Katerndahl 333 West Wacker Drive Chicago, IL 60606	Senior Executive Vice President	None

Robert D. Luse 333 West Wacker Drive Chicago, IL 60606	Executive Vice President	None

Kevin J. McCarthy 333 West Wacker Drive Chicago, IL 60606	Executive Vice President and Assistant Secretary	Vice President and Secretary

Kathleen L. Prudhomme 901 Marquette Avenue Minneapolis, MN 55402	Managing Director and Assistant Secretary	Vice President and Assistant Secretary

Lucas A. Satre 333 West Wacker Drive Chicago, IL 60606	Senior Vice President, Secretary and General Counsel	None

Gifford R. Zimmerman 333 West Wacker Drive Chicago, IL 60606	Managing Director and Assistant Secretary	Chief Administrative Officer

(c) Not applicable.

Item 33. Location of Accounts and Records

Nuveen Fund Advisors, 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Certificate of Incorporation, By-Laws, minutes of director and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

For Nuveen Global Infrastructure Fund and Nuveen Real Asset Income Fund, State Street Bank and Trust Company, 2 Avenue de Lafayette, LCC/5 Boston, MA 02111, currently maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Fund Advisors. For Nuveen Small Cap Growth Opportunities Fund and Nuveen Small Cap Value Fund, U.S. Bank National Association, 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53202, currently maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Fund Advisors.

Boston Financial Data Services, Inc., 2000 Crown Colony Drive, Quincy, Massachusetts 02169, maintains all the required records in its capacity as transfer, dividend paying, and shareholder service agent for the Registrant.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this post-effective amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois, on the 27th day of June, 2016.

NUVEEN INVESTMENT FUNDS, INC.

By:	/s/ KEVIN J. MCCARTHY
Kevin J. McCarthy
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title			Date

/s/ STEPHEN D. FOY STEPHEN D. FOY	Vice President and Controller (principal financial and accounting officer)			June 27, 2016

/s/ GIFFORD R. ZIMMERMAN GIFFORD R. ZIMMERMAN	Chief Administrative Officer (principal executive officer)			June 27, 2016

WILLIAM J. SCHNEIDER*	Chairman of the Board and Director	ü ï ï ï ï ï ï ï ï ï ï þ ï ï ï ï ï ï ï ï ï ï ï ï ï ï	By:	/S/ KEVIN J. MCCARTHY KEVIN J. MCCARTHY Attorney-in-Fact June 27, 2016
WILLIAM ADAMS IV*	Director
JACK B. EVANS*	Director
WILLIAM C. HUNTER*	Director
DAVID J. KUNDERT*	Director
JOHN K. NELSON*	Director
JUDITH M. STOCKDALE*	Director
CAROLE E. STONE*	Director
TERENCE J. TOTH*	Director
MARGARET L. WOLFF*	Director	ï ï þ

*	An original power of attorney authorizing, among others, Kevin J. McCarthy and Gifford R. Zimmerman to execute this registration statement, and amendments thereto, for each of the directors of the Registrant on whose behalf this registration statement is filed, has been executed and has previously been filed with the Securities and Exchange Commission and is incorporated by reference herein.

EXHIBIT INDEX

Exhibit Number	Exhibit